Intangible Assets, Net Finite-Lived Intangibles (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 35,883		$ 34,817
Finite-Lived Intangible Assets, Accumulated Amortization	20,183		19,447
Finite-Lived Intangible Assets, Net	15,700		15,370
Amortization of Intangible Assets	700	$ 700
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	2,204
Finite-Lived Intangible Assets, Amortization Expense, Year Two	2,906
Finite-Lived Intangible Assets, Amortization Expense, Year Three	2,905
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2,237
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,292
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 1,006
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	35 years	23 years
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 20,427		20,427
Finite-Lived Intangible Assets, Accumulated Amortization	14,124		13,729
Finite-Lived Intangible Assets, Net	$ 6,303		6,698
Finite-Lived Intangible Asset, Useful Life	4 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 7,551		7,551
Finite-Lived Intangible Assets, Accumulated Amortization	4,060		3,921
Finite-Lived Intangible Assets, Net	$ 3,491		3,630
Finite-Lived Intangible Asset, Useful Life	6 years 3 months 10 days
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 7,905		6,839
Finite-Lived Intangible Assets, Accumulated Amortization	1,999		1,797
Finite-Lived Intangible Assets, Net	$ 5,906		$ 5,042
Finite-Lived Intangible Asset, Useful Life	8 years 7 months